BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 54,009	$ 33
Prepaid expenses	204	204
Total Current Assets	54,213	237
Long-term Assets
Right of use lease asset	36,861	0
Fixed assets, net	31,189	0
Intangible assets, net	1,947,357	0
Goodwill	9,796,433	0
Deferred offering costs	1,440,614	0
Total Non-current Assets	13,252,454	0
Total Assets	13,306,667	237
Current Liabilities
Accounts payable	1,491,260	189,291
Convertible notes, net of unamortized discount	558,364	55,000
Interest payable	35,083	14,004
Lease liability, current portion	36,861	0
Due to related parties	109,298	29,931
Derivative financial instruments	634,424	0
Total Current Liabilities	2,865,290	288,226
Stockholders' Equity (Deficit)
Contingent equity consideration payable	2,805	0
Additional paid in capital	20,222,861	1,709,645
Accumulated deficit	(9,791,120)	(2,000,196)
Total Stockholders' Equity (Deficit)	10,441,377	(287,989)
Total Liabilities and Stockholders' Equity (Deficit)	13,306,667	237
Series D-1 Preferred Shares [Member]
Stockholders' Equity (Deficit)
Preferred stock, value	89	0
Common Stock Class A [Member]
Stockholders' Equity (Deficit)
Common stock, value	2,704	2,562
Common Stock Class B [Member]
Stockholders' Equity (Deficit)
Common stock, value	1,537	0
Series A Preferred Shares [Member]
Stockholders' Equity (Deficit)
Preferred stock, value	2,456	0
Series B Preferred Shares [Member]
Stockholders' Equity (Deficit)
Preferred stock, value	0	0
Series C Preferred Shares [Member]
Stockholders' Equity (Deficit)
Preferred stock, value	33	0
Series D Preferred Shares [Member]
Stockholders' Equity (Deficit)
Preferred stock, value	$ 12	$ 0